Significant Accounting Policies - Schedule of Classification of Financial Assets Under IFRS9 (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	¥ 37,644		¥ 42,892
Other financial assets, current	15,915		13,258
Other financial assets, non-current	42,287		32,084
Impact of adopting IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, current		¥ 3
Other financial assets, non-current		39
Provisions [member] | Impact of adopting IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, current		(3)
Other financial assets, non-current		(13)
IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables		42,892
Other financial assets, current		13,258
Other financial assets, non-current		32,084
IFRS9 [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables		42,892
Other financial assets, current		13,261
Other financial assets, non-current		32,123
Loans and receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables			42,892
Loans and receivables [Member] | IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables		42,892
Loans and receivables [Member] | IFRS9 [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables		42,892
Loans and receivables [Member] | Time deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, current			12,002
Loans and receivables [Member] | Time deposits [Member] | IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, current		12,002
Loans and receivables [Member] | Time deposits [Member] | IFRS9 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, current		12,002
Loans and receivables [Member] | Short-term Loans [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, current			206
Loans and receivables [Member] | Short-term Loans [member] | IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, current		206
Loans and receivables [Member] | Short-term Loans [member] | IFRS9 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, current		206
Loans and receivables [Member] | Corporate bonds and other debt instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, current			849
Other financial assets, non-current			7,986
Loans and receivables [Member] | Corporate bonds and other debt instruments [Member] | Impact of adopting IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, current		3
Other financial assets, non-current		39
Loans and receivables [Member] | Corporate bonds and other debt instruments [Member] | Provisions [member] | Impact of adopting IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, current		(3)
Other financial assets, non-current		(13)
Loans and receivables [Member] | Corporate bonds and other debt instruments [Member] | IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, current		849
Other financial assets, non-current		7,986
Loans and receivables [Member] | Corporate bonds and other debt instruments [Member] | IFRS9 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, current		852
Other financial assets, non-current		8,025
Loans and receivables [Member] | Guarantee deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current			726
Loans and receivables [Member] | Guarantee deposits [Member] | IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current		726
Loans and receivables [Member] | Guarantee deposits [Member] | IFRS9 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current		726
Loans and receivables [Member] | Office security deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current			5,709
Loans and receivables [Member] | Office security deposits [Member] | IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current		5,709
Loans and receivables [Member] | Office security deposits [Member] | IFRS9 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current		5,709
Available-for-sale financial assets [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, current			6
Other financial assets, non-current			15,388
Available-for-sale financial assets [Member] | IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, current		6
Other financial assets, non-current		15,388
Available-for-sale financial assets [Member] | IFRS9 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, current		6
Other financial assets, non-current		15,388
Office security deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, current			195
Office security deposits [Member] | IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, current		195
Office security deposits [Member] | IFRS9 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, current		195
Held-to-maturity investments [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current			280
Held-to-maturity investments [Member] | IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current		280
Held-to-maturity investments [Member] | IFRS9 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current		280
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current	10,261
Financial assets at fair value through profit or loss [member] | Conversion right and redemption right of preferred stock [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current			1,862
Financial assets at fair value through profit or loss [member] | Conversion right and redemption right of preferred stock [member] | IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current		1,862
Financial assets at fair value through profit or loss [member] | Conversion right and redemption right of preferred stock [member] | IFRS9 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current		1,862
Other [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current			133
Other [Member] | IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current		133
Other [Member] | IFRS9 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current		133
Financial assets/liabilities at fair value through profit or loss [member] | IFRS9 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current		7,152
Financial assets/liabilities at fair value through profit or loss [member] | Loans and receivables [Member] | Corporate bonds and other debt instruments [Member] | IFRS9 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current		28
Financial assets/liabilities at fair value through profit or loss [member] | Available-for-sale financial assets [Member] | IFRS9 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current		5,262
Financial assets/liabilities at fair value through profit or loss [member] | Financial assets at fair value through profit or loss [member] | Conversion right and redemption right of preferred stock [member] | IFRS9 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current		1,862
Financial assets/liabilities at FVOCI [member] | IFRS9 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, current		858
Other financial assets, non-current		18,167
Financial assets/liabilities at FVOCI [member] | Loans and receivables [Member] | Corporate bonds and other debt instruments [Member] | IFRS9 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, current		852
Other financial assets, non-current		7,997
Financial assets/liabilities at FVOCI [member] | Available-for-sale financial assets [Member] | IFRS9 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, current		6
Other financial assets, non-current		10,126
Financial assets/liabilities at FVOCI [member] | Other [Member] | IFRS9 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current		44
Financial assets/liabilities at amortized cost [member] | IFRS9 [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables		42,892
Other financial assets, current		12,403
Other financial assets, non-current		6,804
Financial assets/liabilities at amortized cost [member] | Loans and receivables [Member] | IFRS9 [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables		42,892
Financial assets/liabilities at amortized cost [member] | Loans and receivables [Member] | Time deposits [Member] | IFRS9 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, current		12,002
Financial assets/liabilities at amortized cost [member] | Loans and receivables [Member] | Short-term Loans [member] | IFRS9 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, current		206
Financial assets/liabilities at amortized cost [member] | Loans and receivables [Member] | Guarantee deposits [Member] | IFRS9 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current		726
Financial assets/liabilities at amortized cost [member] | Loans and receivables [Member] | Office security deposits [Member] | IFRS9 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current		5,709
Financial assets/liabilities at amortized cost [member] | Office security deposits [Member] | IFRS9 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, current		195
Financial assets/liabilities at amortized cost [member] | Held-to-maturity investments [Member] | IFRS9 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current		280
Financial assets/liabilities at amortized cost [member] | Other [Member] | IFRS9 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current		89
Fair value [Member] | Impact of adopting IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, current		6
Other financial assets, non-current		52
Fair value [Member] | Loans and receivables [Member] | Corporate bonds and other debt instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current			8,036
Fair value [Member] | Loans and receivables [Member] | Corporate bonds and other debt instruments [Member] | Impact of adopting IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, current		6
Other financial assets, non-current		¥ 52
Fair value [Member] | Loans and receivables [Member] | Guarantee deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current			726
Fair value [Member] | Loans and receivables [Member] | Office security deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current			5,546
Fair value [Member] | Available-for-sale financial assets [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, current			6
Other financial assets, non-current			15,388
Fair value [Member] | Held-to-maturity investments [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current			291
Fair value [Member] | Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current	¥ 10,261
Fair value [Member] | Financial assets at fair value through profit or loss [member] | Conversion right and redemption right of preferred stock [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current			1,862
Fair value [Member] | Other [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current			¥ 133